S000028688 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
CTIVP - Westfield Select Large Cap Growth Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	17.27%	2.05%	13.31%
Performance Inception Date				May 07, 2010
CTIVP - Westfield Select Large Cap Growth Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	16.98%	1.78%	13.02%
Performance Inception Date				May 07, 2010